CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS
CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS

NOTE 4 — CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS

	2021	2020
Cash	14,667	9,060
Banks and immediately available investments	4,145,987	4,608,144
Cash and cash equivalents	4,160,654	4,617,204

Immediately available investments include investments with maturity up to 90 days at the time of acquisition, immediate liquidity and low risk of fair value variation.

	2021	2020
Short-term investments	2,626,212	3,041,143

Short-term investments include Bank Deposit Certificates and marketable securities, which are stated at their fair value. Income generated by these investments is recorded as financial income.